Fees Summary	Mar. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,099,960.00
Previously Paid Amount	0.00
Total Fee Amount	2,005.60
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 2,005.60
Narrative - Max Aggregate Offering Price	$ 13,099,960.00
Final Prospectus	true